Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 04, 2020
Balance Sheet
Total assets	$ 346,569,722
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	292,647
Derivative warrant liabilities	40,685,669
Total liabilities	53,053,316
Stockholders' equity
Preferred stock 0 $0.0001 par value
Additional paid-in-capital	22,374,012
Accumulated deficit	(17,375,434)
Total stockholders' equity	5,000,006
Total liabilities and stockholders' equity	346,569,722
As Previously Reported [Member]
Balance Sheet
Total assets	346,569,722	$ 346,748,913
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	292,647	324,077
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities
Total liabilities	12,367,647	12,399,077
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,202,070	329,349,830
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value	158	157
Class B common stock - $0.0001 par value	863	863
Additional paid-in-capital	5,223,769	5,076,010
Accumulated deficit	(224,785)	(77,024)
Total stockholders' equity	5,000,005	5,000,006
Total liabilities and stockholders' equity	346,569,722	346,748,913
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities, redeemable non-controlling interest and stockholders’ equity
Derivative warrant liabilities	40,685,669	28,942,335
Total liabilities	40,685,669	28,942,335
Class A common stock, $0.0001 par value; shares subject to possible redemption	(40,685,670)	(28,942,330)
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value	407	289
Class B common stock - $0.0001 par value
Additional paid-in-capital	17,150,243	5,407,021
Accumulated deficit	(17,150,649)	(5,407,315)
Total stockholders' equity	1	(5)
Total liabilities and stockholders' equity
As Restated [Member]
Balance Sheet
Total assets	346,569,722	346,748,913
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	292,647	324,077
Deferred underwriting commissions	12,075,000	12,075,000
Derivative warrant liabilities	40,685,669	28,942,335
Total liabilities	53,053,316	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption	288,516,400	300,407,500
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value	565	446
Class B common stock - $0.0001 par value	863	863
Additional paid-in-capital	22,374,012	10,483,031
Accumulated deficit	(17,375,434)	(5,484,339)
Total stockholders' equity	5,000,006	5,000,001
Total liabilities and stockholders' equity	$ 346,569,722	$ 346,748,913